Financial assets, Restructuring agreement of Abengoa (Details) - Ten West Link [Member]	3 Months Ended
Mar. 31, 2024 mi
Restructuring Agreement [Abstract]
Percentage of interest acquired	12.50%
Length of transmission lines	114